Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Cumulative redeemable preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Cumulative redeemable preferred shares issued (in shares)	12,000,000	12,000,000
Cumulative redeemable preferred shares outstanding (in shares)	12,000,000	12,000,000
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, authorized (in shares)	150,000,000	150,000,000
Preferred shares, issued (in shares)	20,118,833	20,118,833
Preferred Stock, Shares Outstanding	20,118,833	20,118,833
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	400,000,000	400,000,000
Common shares, issued (in shares)	281,565,472	247,024,699
Common shares, outstanding (in shares)	281,565,472	247,024,699
Treasury stock, shares (in shares)	727,351	727,351